SCHEDULE OF INVESTMENTS

ROYCE SMALL-CAP TRUST

MARCH 31, 2026 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.9%

Communication Services – 1.2%
Diversified Telecommunication Services - 0.1%
Cogent Communications Holdings	127	$2,393
IDT Corporation Cl. B	12,619	619,593
Iridium Communications	15,363	426,169
Liberty Latin America Cl. C [1]	63,228	557,671
Shenandoah Telecommunications	36,519	563,123
		2,168,949
Entertainment - 0.4%
IMAX Corporation [1]	262,660	9,983,706
Interactive Media & Services - 0.4%
Cars.com [1]	107,001	868,848
QuinStreet [1]	203,754	2,447,086
Shutterstock	16,991	282,220
TripAdvisor [1]	78,453	836,309
Yelp [1]	64,384	1,592,860
Ziff Davis [1]	43,032	1,805,623
		7,832,946
Media - 0.1%
Cable One [1]	5,229	476,937
Magnite [1]	185,000	2,197,800
Scholastic Corporation	3,971	155,107
Thryv Holdings [1]	119,060	326,225
		3,156,069
Wireless Telecommunication Services - 0.2%
Gogo [1]	63,367	254,736
Telephone and Data Systems	88,383	3,720,924
		3,975,660
Total		27,117,330

Consumer Discretionary – 9.6%
Automobile Components - 2.1%
Adient [1]	30,099	608,301
BorgWarner	7,517	407,872
Dorman Products [1]	159,182	16,612,234
LCI Industries	147,682	18,161,932
Patrick Industries	46	5,109
PHINIA	38,955	2,666,080
Standard Motor Products	3,517	122,181
Visteon Corporation	82,318	7,499,993
XPEL [1]	6,929	306,678
		46,390,380
Broadline Retail - 0.0%
Etsy [1]	6,191	309,426
Diversified Consumer Services - 1.2%
Covista [1]	3,045	350,936
frontdoor [1]	10,240	541,286
H&R Block	59,872	1,900,337
Lincoln Educational Services [1]	45,668	1,857,774
OneSpaWorld Holdings	63,000	1,445,850
Perdoceo Education	71,788	2,671,232
Strategic Education	4,286	355,567
Stride [1]	22,593	1,992,025
Universal Technical Institute [1]	389,032	14,044,055
		25,159,062
Hotels, Restaurants & Leisure - 0.8%
Brightstar Lottery	480,118	6,116,703
Brinker International [1]	3,804	543,097
Kura Sushi USA Cl. A [1]	20,000	1,395,800
Life Time Group Holdings [1]	58,500	1,575,990
Lindblad Expeditions Holdings [1]	373,700	6,465,010
Monarch Casino & Resort	17,769	1,698,717
		17,795,317
Household Durables - 1.4%
Cavco Industries [1]	14,700	7,119,063
Champion Homes [1]	58,971	4,385,673
Ethan Allen Interiors	55,478	1,234,940
Green Brick Partners [1]	6,792	437,744
Helen of Troy [1]	10,626	153,227
Installed Building Products	3,438	911,586
La-Z-Boy	40,111	1,289,168
M/I Homes [1]	103,487	12,671,983
Meritage Homes	6,004	371,287
Sonos [1]	17,212	230,641
Tri Pointe Homes [1]	54,991	2,569,730
		31,375,042
Leisure Products - 0.7%
Brunswick Corporation	137,498	10,004,354
YETI Holdings [1]	163,025	5,965,085
		15,969,439
Specialty Retail - 2.9%
Academy Sports & Outdoors	224,827	12,691,484
Advance Auto Parts	218,089	11,504,195
Asbury Automotive Group [1]	10,555	2,062,553
AutoCanada [1]	605,600	8,946,215
Bath & Body Works	182,448	3,406,304
Buckle (The)	57,521	2,896,758
Monro	21,057	337,754
OneWater Marine Cl. A [1]	12,801	120,969
Sally Beauty Holdings [1]	51,183	708,885
Signet Jewelers	94,524	8,000,511
Urban Outfitters [1]	6,195	392,453
Valvoline [1]	404,223	13,614,231
		64,682,312
Textiles, Apparel & Luxury Goods - 0.5%
Carter’s	36,878	1,318,757
G-III Apparel Group	18,124	502,035
Kontoor Brands	37,400	2,628,846
Movado Group	30,231	738,241
Ralph Lauren Cl. A	14,350	4,936,256
Steven Madden	29,455	999,114
		11,123,249
Total		212,804,227

Consumer Staples – 3.2%
Beverages - 0.0%
MGP Ingredients	24,704	454,306
Consumer Staples Distribution & Retail - 0.1%
Andersons (The)	24,927	1,789,260
PriceSmart	10,506	1,581,153
		3,370,413
Food Products - 1.7%
Cal-Maine Foods	5,102	403,823
Fresh Del Monte Produce	47,992	1,932,158
Freshpet [1]	31,000	1,827,760
J&J Snack Foods	97,301	7,713,050
John B. Sanfilippo & Son	4,161	330,092
Mama’s Creations [1]	88,000	1,349,920
Nomad Foods	931,634	8,953,003
Seneca Foods Cl. A [1]	98,460	14,879,275
Simply Good Foods (The) [1]	40,065	574,933
		37,964,014
Household Products - 0.6%
Central Garden & Pet [1]	64,222	2,361,443
Central Garden & Pet Cl. A [1]	38,087	1,234,781
WD-40 Company	46,131	9,407,956
		13,004,180
Personal Care Products - 0.8%
Interparfums	179,762	16,329,580
USANA Health Sciences [1]	41,440	723,957
		17,053,537
Total		71,846,450

Energy – 2.4%
Energy Equipment & Services - 1.3%
Bristow Group	219,464	10,290,667
Cactus Cl. A	49,201	2,330,651
Helix Energy Solutions Group [1]	200,490	1,982,846
Innovex International [1]	18,995	463,288
Oceaneering International [1]	30,000	1,064,100
Pason Systems	842,170	8,015,478
ProPetro Holding Corp. [1]	29,755	428,770
RPC	270,589	1,915,770
Solaris Energy Infrastructure Cl. A	17,000	960,670
Tidewater [1]	25,240	2,108,802
		29,561,042
Oil, Gas & Consumable Fuels - 1.1%
California Resources	33,333	2,307,310
Core Natural Resources	22,653	2,372,449
Crescent Energy Cl. A	172,684	2,331,234
CVR Energy [1]	9,151	307,931
Dorchester Minerals L.P.	279,148	7,564,911
International Seaways	26,337	1,919,440
Magnolia Oil & Gas Cl. A	24,090	760,521
Peabody Energy	35,148	1,158,127
REX American Resources [1]	26,968	1,228,932
Secure Waste Infrastructure	181,417	2,846,908
Talos Energy [1]	28,457	448,482
Uranium Energy [1]	16,000	216,000
Ur-Energy [1]	150,000	223,500
World Kinect	42,126	971,847
		24,657,592
Total		54,218,634

Financials – 19.7%
Banks - 4.2%
Atlantic Union Bankshares	47,000	1,679,780
Axos Financial [1]	11,588	986,023
Bancorp (The) [1]	5,578	299,706
Bank of N.T. Butterfield & Son	221,503	11,624,477
BankUnited	257,388	11,623,642
Beacon Financial	31,519	945,570
Cathay General Bancorp	29,641	1,477,900
Chain Bridge Bancorp Cl. A [1]	44,173	1,541,638
Customers Bancorp [1]	19,804	1,374,596
Esquire Financial Holdings	33,953	3,649,948
First Bancorp	14,000	788,900
First BanCorp	83,382	1,781,040
First Commonwealth Financial	48,209	847,514
First Financial Bancorp	107,607	3,000,083
German American Bancorp	80,215	3,352,185
Glacier Bancorp	16,000	714,720
Hanmi Financial	110,667	2,917,182
HBT Financial	27,347	730,712
Hingham Institution for Savings	25,456	7,276,343
Home BancShares	170,954	4,603,791
Live Oak Bancshares	123,385	4,080,342
Northeast Bank	18,011	2,023,896
OFG Bancorp	8,233	333,107
Origin Bancorp	267,629	11,095,898
Pathward Financial	11,014	982,779
Preferred Bank	23,625	2,142,551
Provident Financial Services	56,732	1,200,449
Renasant Corporation	22,400	809,312
S&T Bancorp	40,984	1,714,361
Seacoast Banking Corporation of Florida	61,000	1,847,690
Southside Bancshares	47,206	1,467,635
TowneBank	45,000	1,515,150
Trustmark Corporation	21,161	891,725
Westamerica Bancorporation	42,934	2,239,008
Western New England Bancorp	13,838	178,925
WSFS Financial	6,354	415,933
		94,154,511
Capital Markets - 7.7%
Acadian Asset Management	30,414	1,655,130
Ares Management Cl. A	31,800	3,469,380
Artisan Partners Asset Management Cl. A	260,363	9,474,610
Bolsa Mexicana de Valores	1,723,106	3,667,717
Cohen & Steers	29,712	1,858,486
Donnelley Financial Solutions [1]	133,528	6,294,510
Evercore Cl. A	3,898	1,163,592
FactSet Research Systems	11,550	2,506,235
GCM Grosvenor Cl. A	801,494	7,854,641
Houlihan Lokey Cl. A	7,885	1,132,444
Lazard	172,436	7,325,081
Marex Group	318,822	14,213,085
MarketWise Cl. A	25,000	468,000
Miami International Holdings [1]	165,187	6,429,078
Moelis & Company Cl. A	53,679	3,059,703
Morningstar	21,539	3,641,168
Onex Corporation	167,022	12,188,968
Oppenheimer Holdings Cl. A	24,892	2,220,117
SEI Investments	264,994	20,794,079
Sprott	131,327	18,741,310
StoneX Group [1]	94,920	7,655,298
Tel Aviv Stock Exchange [2]	221,179	9,793,488
TMX Group	478,421	16,965,357
Victory Capital Holdings Cl. A	66,340	4,343,943
Virtu Financial Cl. A	85,000	3,738,300
Virtus Investment Partners	5,144	691,096
		171,344,816
Consumer Finance - 0.8%
Bread Financial Holdings	38,682	2,896,895
Encore Capital Group [1]	25,000	1,753,000
FirstCash Holdings	48,827	9,179,476
PROG Holdings	57,114	1,638,600
World Acceptance [1]	9,394	1,268,566
		16,736,537
Financial Services - 1.6%
Banco Latinoamericano de Comercio Exterior Cl. E	114,899	5,869,041
Burford Capital	175,000	791,000
Enact Holdings	45,334	1,850,081
Jackson Financial	8,490	897,563
Merchants Bancorp	109,777	4,710,531
NCR Atleos [1]	49,774	2,169,151
NewtekOne	314,894	3,448,089
NMI Holdings [1]	129,767	4,867,560
Payoneer Global [1]	91,813	443,457
Paysign [1]	239,333	1,412,065
Radian Group	89,551	2,962,347
Shift4 Payments Cl. A [1]	50,000	2,186,500
Walker & Dunlop	106,306	4,717,860
Western Union Company (The)	50,754	443,082
		36,768,327
Insurance - 5.4%
Abacus Global Management	565,017	4,452,334
AMERISAFE	111,845	3,727,794
Assured Guaranty	337,204	27,475,382
E-L Financial	1,165,000	13,257,099
Employers Holdings	32,680	1,344,455
Fidelis Insurance Holdings	230,113	4,397,459
Hagerty Cl. A [1]	485,700	5,114,421
HCI Group	10,024	1,549,811
International General Insurance Holdings	915,576	22,179,829
Lincoln National	46,481	1,650,075
Mercury General	21,831	1,924,403
RenaissanceRe Holdings	19,900	5,914,877
RLI Corp.	194,835	11,113,388
SiriusPoint [1]	34,540	743,992
Skyward Specialty Insurance Group [1]	76,058	3,322,213
United Fire Group	21,032	779,446
White Mountains Insurance Group	4,923	10,815,634
		119,762,612
Total		438,766,803

Health Care – 9.3%
Biotechnology - 2.6%
ADMA Biologics [1]	17,427	157,017
Alkermes [1]	55,683	1,968,951
BridgeBio Oncology Therapeutics [1]	212,359	1,900,613
BridgeBio Pharma [1]	127,136	9,441,119
CareDx [1]	66,000	1,145,760
Catalyst Pharmaceuticals [1]	599,279	14,838,148
Centessa Pharmaceuticals ADR [1]	147,654	5,864,817
Compass Pathways ADR [1]	133,000	735,490
Compass Therapeutics [1]	576,468	3,049,516
Cytokinetics [1]	67,466	4,446,684
ORIC Pharmaceuticals [1]	364,654	4,620,166
Palvella Therapeutics [1]	12,000	1,495,800
Protagonist Therapeutics [1]	14,349	1,512,385
PTC Therapeutics [1]	51,496	3,508,422
Zymeworks [1]	159,916	4,004,297
		58,689,185
Health Care Equipment & Supplies - 2.0%
Alphatec Holdings [1]	91,000	990,080
Avanos Medical [1]	53,588	750,768
Axogen [1]	28,500	944,205
Embecta Corp.	55,784	493,130
Enovis Corporation [1]	222,033	5,051,251
Envista Holdings [1]	301,330	7,644,742
Establishment Labs Holdings [1]	126,375	7,175,572
Haemonetics Corporation [1]	70,244	3,958,952
LeMaitre Vascular	2,486	271,397
Omnicell [1]	2,671	89,158
SI-BONE [1]	130,000	1,641,900
TransMedics Group [1]	127,500	12,674,775
UFP Technologies [1]	13,925	2,695,880
		44,381,810
Health Care Providers & Services - 1.1%
Accendra Health [1]	10,507	23,956
Addus HomeCare [1]	5,151	482,391
AMN Healthcare Services [1]	45,418	832,966
BrightSpring Health Services [1]	32,577	1,388,106
Concentra Group Holdings Parent	77,388	1,659,973
CorVel Corporation [1]	7,270	397,305
GeneDx Holdings Cl. A [1]	58,213	3,738,439
Guardian Pharmacy Services Cl. A [1]	25,479	959,539
Hinge Health Cl. A [1]	34,500	1,330,320
PACS Group [1]	203,248	6,528,326
Pediatrix Medical Group [1]	132,027	2,824,058
Progyny [1]	59,363	1,007,984
Strata Critical Medical [1]	546,819	2,285,703
		23,459,066
Health Care Technology - 0.0%
SOPHiA GENETICS [1]	28,077	138,981
Veradigm [1,2]	153,900	715,635
		854,616
Life Sciences Tools & Services - 1.3%
Avantor [1]	379,614	2,976,174
BioLife Solutions [1]	79,000	1,507,320
Bio-Techne	109,313	5,712,697
Fortrea Holdings [1]	56,346	530,779
Mesa Laboratories	53,188	4,702,883
Personalis [1]	42,000	267,540
Repligen Corporation [1]	61,220	7,212,941
Stevanato Group	449,229	6,176,899
		29,087,233
Pharmaceuticals - 2.3%
Alumis [1]	242,766	5,348,135
Amphastar Pharmaceuticals [1]	31,000	607,290
ANI Pharmaceuticals [1]	12,533	963,788
Axsome Therapeutics [1]	41,023	6,933,707
Collegium Pharmaceutical [1]	51,396	1,699,666
Corcept Therapeutics [1]	132,800	5,353,168
Definium Therapeutics [1]	86,000	1,625,400
Elanco Animal Health [1]	254,815	6,097,723
Esperion Therapeutics [1]	416,273	1,140,588
Harmony Biosciences Holdings [1]	78,385	2,195,564
Indivior Pharmaceuticals [1]	4,644	141,549
Innoviva [1]	82,493	1,922,087
Organon & Co	93,576	560,520
Prestige Consumer Healthcare [1]	98,760	5,853,505
Supernus Pharmaceuticals [1]	141,390	7,308,449
Zevra Therapeutics [1]	310,937	2,897,933
		50,649,072
Total		207,120,982

Industrials – 26.6%
Aerospace & Defense - 1.3%
AAR Corp. [1]	9,000	985,140
AeroVironment [1]	1,800	329,490
Chemring Group [2]	154,671	1,047,552
FTAI Aviation	42,693	10,459,785
Magellan Aerospace	943,092	14,264,004
VSE Corporation	9,000	1,659,600
		28,745,571
Air Freight & Logistics - 0.0%
Forward Air [1]	63,360	1,058,746
Building Products - 2.0%
AAON	114,247	9,453,939
Apogee Enterprises	18,061	605,766
AZZ	7,122	891,176
CSW Industrials	10,120	2,637,070
Gibraltar Industries [1]	34,394	1,371,289
Hayward Holdings [1]	22,956	307,151
MasterBrand [1]	220,175	1,829,654
Quanex Building Products	12,443	223,601
Resideo Technologies [1]	42,792	1,442,518
Simpson Manufacturing [3]	72,500	12,442,450
Trex Company [1]	93,774	3,415,249
UFP Industries	114,951	10,589,286
		45,209,149
Commercial Services & Supplies - 2.2%
ACV Auctions Cl. A [1]	457,300	1,938,952
Brady Corporation Cl. A	246,180	19,999,663
BrightView Holdings [1]	217,060	2,559,137
CompX International Cl. A	166,074	3,879,489
Ennis	34,440	737,705
Healthcare Services Group [1]	318,616	5,910,327
HNI Corporation	41,706	1,392,563
Interface	8,994	224,130
Liquidity Services [1]	34,851	1,065,395
Montrose Environmental Group [1]	68,000	1,488,520
MSA Safety	20,150	3,303,593
Pitney Bowes	29,513	326,119
RB Global	36,537	3,502,071
UniFirst Corporation	6,800	1,710,812
Vestis Corporation [1]	66,586	523,366
		48,561,842
Construction & Engineering - 6.5%
Ameresco Cl. A [1]	225,391	5,747,471
APi Group [1]	663,180	26,872,054
Arcosa	247,558	26,275,806
Argan	9,393	5,115,897
Everus Construction Group [1]	2,429	286,768
IES Holdings [1]	123,638	58,909,798
Legence Corp. Cl. A [1]	178,763	10,092,959
Limbach Holdings [1]	55,326	4,318,194
SOLV Energy Cl. A [1]	4,381	131,561
Valmont Industries	20,818	8,318,248
		146,068,756
Electrical Equipment - 1.5%
LSI Industries	496,657	9,237,820
Powell Industries	32,117	17,377,867
Preformed Line Products	22,816	6,177,432
		32,793,119
Ground Transportation - 0.6%
Hertz Global Holdings [1]	49,678	229,016
Landstar System	30,373	4,869,096
Saia [1]	21,702	7,623,478
		12,721,590
Machinery - 6.9%
Alamo Group	25,645	4,230,656
Albany International Cl. A	5,339	278,749
Astec Industries	14,745	793,871
Atmus Filtration Technologies	273,559	15,529,944
ATS Corporation [1]	63,500	1,789,832
CECO Environmental [1]	164,948	9,827,602
Enpro	47,221	11,835,944
ESAB Corporation	197,122	19,053,812
ESCO Technologies	71,105	20,006,814
Franklin Electric	2,957	272,547
Graham Corporation [1]	89,168	7,037,138
Helios Technologies	44,900	2,905,479
JBT Marel	151,840	19,415,781
Kadant	59,342	17,348,634
Kennametal	16,821	607,743
Lincoln Electric Holdings	3,984	992,335
Lindsay Corporation	61,547	7,328,401
Mueller Water Products	11,825	325,069
RBC Bearings [1,3]	9,120	4,953,254
Standex International	1,857	473,275
Tennant Company	40,000	2,656,000
Timken Company (The)	49,649	4,993,200
Titan International [1]	40,445	279,475
Worthington Enterprises	3,511	183,063
		153,118,618
Marine Transportation - 0.6%
Kirby Corporation [1]	24,948	3,315,090
Matson	64,340	10,547,900
		13,862,990
Passenger Airlines - 0.2%
SkyWest [1]	18,164	1,668,000
Sun Country Airlines Holdings [1]	115,994	1,916,221
		3,584,221
Professional Services - 3.2%
Andersen Group Cl. A [1]	363,230	9,879,856
Barrett Business Services	189,902	5,541,340
CBIZ [1]	187,787	5,042,081
CSG Systems International	11,179	893,649
Exponent	251,193	16,390,343
Franklin Covey [1]	211,144	3,333,964
Insperity	184,145	4,979,281
KBR	257,245	9,482,051
Korn Ferry	183,197	11,532,251
MAXIMUS	77,255	4,952,046
Robert Half	3,201	81,305
Verra Mobility Cl. A [1]	3,997	57,117
		72,165,284
Trading Companies & Distributors - 1.6%
Air Lease Cl. A	67,939	4,411,959
Applied Industrial Technologies	18,500	4,908,420
Distribution Solutions Group [1]	92,384	2,424,156
DNOW [1]	98,057	1,167,859
EVI Industries	81,657	1,680,501
MSC Industrial Direct Cl. A	54,762	5,052,890
Rush Enterprises Cl. A	32,311	2,136,080
Teqnion [1,2]	191,300	3,075,582
Transcat [1]	151,511	11,128,483
		35,985,930
Total		593,875,816

Information Technology – 13.4%
Communications Equipment - 0.4%
ADTRAN Holdings [1]	168,000	2,113,440
Digi International [1]	56,808	2,738,146
Extreme Networks [1]	23,092	348,227
Gilat Satellite Networks [1]	89,000	1,336,780
Harmonic [1]	260,843	2,342,370
NetScout Systems [1]	50,000	1,589,500
		10,468,463
Electronic Equipment, Instruments & Components - 4.4%
Badger Meter	7,533	1,147,652
Bel Fuse Cl. B	5,500	1,088,890
Benchmark Electronics	35,471	1,988,504
Cognex Corporation	261,803	12,825,729
Crane NXT Co.	194,225	7,883,593
CTS Corporation	25,422	1,214,155
ePlus	23,609	1,776,577
Insight Enterprises [1]	17,714	1,187,015
IPG Photonics [1]	51,100	5,855,549
Itron [1]	9,444	846,466
Knowles Corporation [1]	205,723	5,282,967
Littelfuse	28,415	9,642,630
Luna Innovations [1,2]	657,869	657,869
Mirion Technologies Cl. A [1]	227,846	4,235,657
nLIGHT [1]	82,953	4,729,980
PC Connection	16,248	949,858
Plexus Corp. [1]	13,457	2,725,581
Ralliant Corporation	11,391	473,752
Richardson Electronics	433,407	4,745,807
Sanmina Corporation [1]	11,434	1,482,304
ScanSource [1]	21,930	796,059
Teledyne Technologies [1]	9,660	5,844,396
TTM Technologies [1]	137,233	13,369,239
Vontier Corporation	228,762	8,114,188
		98,864,417
IT Services - 1.2%
DigitalOcean Holdings [1]	121,321	10,406,915
DXC Technology [1]	188,198	2,365,649
Hackett Group (The)	826,851	10,757,332
Kyndryl Holdings [1]	139,510	1,830,371
Wix.com [1]	9,801	882,776
		26,243,043
Semiconductors & Semiconductor Equipment - 6.0%
Axcelis Technologies [1]	18,580	1,729,426
Camtek [1]	44,534	6,751,800
Cirrus Logic [1]	84,918	12,280,841
Cohu [1]	287,791	8,812,160
Diodes [1]	5,149	351,471
Enphase Energy [1]	23,035	870,953
FormFactor [1]	113,571	11,015,251
Ichor Holdings [1]	130,727	6,093,186
Impinj [1]	110,676	11,366,425
Kulicke & Soffa Industries	89,128	5,857,492
MKS	58,018	13,333,117
Onto Innovation [1]	67,828	13,909,488
Penguin Solutions [1]	54,847	965,307
Photronics [1]	236,263	9,547,388
Qorvo [1]	2,652	205,265
Semtech Corporation [1]	80,418	6,183,340
SiTime Corporation [1]	19,070	6,585,825
Tower Semiconductor [1]	61,397	10,773,946
Ultra Clean Holdings [1]	107,130	6,661,343
		133,294,024
Software - 1.4%
Adeia	136,542	3,281,104
Agilysys [1]	61,937	4,406,198
Box Cl. A [1]	11,926	281,931
Computer Modelling Group	389,611	1,198,717
I3 Verticals Cl. A [1]	20,645	461,622
InterDigital [3]	2,698	814,796
JFrog [1]	306,039	14,362,410
PAR Technology [1]	209,239	2,789,156
Progress Software [1]	50,442	1,293,837
Teradata Corporation [1]	55,258	1,416,263
Vertex Cl. A [1]	41,000	487,490
		30,793,524
Total		299,663,471

Materials – 7.7%
Chemicals - 3.3%
Element Solutions	531,478	18,144,659
5N Plus [1]	227,112	5,172,100
Flotek Industries [1]	143,000	2,426,710
Hawkins	78,682	12,085,555
Ingevity Corporation [1]	179,868	12,811,998
Innospec	35,704	2,607,106
Koppers Holdings	8,237	318,607
Quaker Houghton	170,114	21,133,262
		74,699,997
Construction Materials - 0.2%
United States Lime & Minerals	25,759	3,364,383
Containers & Packaging - 0.4%
Myers Industries	59,272	1,255,381
Sealed Air	55,490	2,333,355
Silgan Holdings	125,569	4,872,077
		8,460,813
Metals & Mining - 3.4%
Alamos Gold Cl. A	430,000	19,130,688
Alpha Metallurgical Resources [1]	4,679	960,458
Century Aluminum [1]	141,144	8,283,742
Commercial Metals [3]	53,970	3,315,377
Gold Fields ADR	326,500	14,823,100
IAMGOLD Corporation [1]	500,000	9,410,000
Major Drilling Group International [1]	1,296,691	14,932,780
Metallus [1]	23,165	378,516
Reliance	7,725	2,347,782
SunCoke Energy	108,181	704,258
Worthington Steel	38,026	1,154,089
		75,440,790
Paper & Forest Products - 0.4%
Stella-Jones	101,710	6,824,535
Sylvamo Corporation	66,008	2,788,178
		9,612,713
Total		171,578,696

Real Estate – 1.6%
Diversified REITs - 0.0%
New York REIT [1,4]	15,000	96,450
Real Estate Management & Development - 1.6%
Colliers International Group	63,026	6,736,849
FirstService Corporation	84,585	11,752,240
FRP Holdings [1]	108,661	2,377,503
Marcus & Millichap	164,412	4,371,715
St. Joe Company (The)	78,800	4,948,640
Tejon Ranch [1]	313,818	5,912,331
		36,099,278
Total		36,195,728

Utilities – 0.2%
Electric Utilities - 0.2%
MGE Energy	21,552	1,665,754
Otter Tail	31,487	2,763,614
		4,429,368
Water Utilities - 0.0%
American States Water Company	4,316	326,376
Total		4,755,744

TOTAL COMMON STOCKS
(Cost $1,545,105,588)		2,117,943,881

INVESTMENT COMPANIES – 0.5%
Materials – 0.5%
Metals & Mining - 0.5%
VanEck Junior Gold Miners ETF	88,758	10,654,510
(Cost $3,023,720)		10,654,510

INVESTMENTS AT VALUE
(Cost $1,548,129,308)		2,128,598,391

REPURCHASE AGREEMENT – 4.6%
Fixed Income Clearing Corporation,
3.00% dated 3/31/26, due 4/1/26,
maturity value $103,117,547 (collateralized
by obligations of U.S. Government
Agencies, 3.625% due 8/31/27, valued at $105,171,145)
(Cost $103,108,955)		103,108,955

TOTAL INVESTMENTS – 100.0%
(Cost $1,651,238,263)		2,231,707,346

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.0)%		(989,059)

NET ASSETS – 100.0%		$2,230,718,287

For the purposes of this report, “ADR” shall mean American Depository Receipt and “ETF” shall mean Exchange-Traded Fund.

[1]	Non-income producing.
[2]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.
[3]	All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement as of March 31, 2026. Total market value of pledged securities as of March 31, 2026, was $1,007,894.

[4]	A security for which market quotations are not readily available represents 0.0% of net assets. This security has been valued at its fair value under procedures approved by the Fund’s Board of Directors. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,655,868,200. As of March 31, 2026, net unrealized appreciation for all securities was $575,839,146, consisting of aggregate gross unrealized appreciation of $711,082,303 and aggregate gross unrealized depreciation of $135,243,157. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce Small-Cap Trust, Inc. (the “Fund”), is a diversified closed-end investment company that was incorporated under the laws of the State of Maryland on July 1, 1986. The Fund commenced operations on November 26, 1986. Royce & Associates, LP, the Fund’s investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Fund are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by the Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Fund’s Board of Directors has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Fund’s Board of Directors and policies and procedures adopted by Royce in its capacity as valuation designee for the Fund. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Fund on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;

●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and

●	The Fund uses an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold set by Royce as valuation designee. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;

●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;

●	the independent pricing services are unable to supply fair value prices; or

●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time the Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Fund as of March 31, 2026. Any Level 2 or Level 3 securities held by the Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,102,557,305	$15,290,126	$96,450	$2,117,943,881
Investment Companies	10,654,510	–	–	10,654,510
Repurchase Agreement	–	103,108,955	–	103,108,955

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund as of March 31, 2026, is next business day and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the “credit agreement”) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund pledges eligible portfolio securities as collateral and has granted a security interest in such pledged securities to, and in favor of, BNPPI as security for the loan balance outstanding. The amount of eligible portfolio securities required to be pledged as collateral is determined by BNPPI in accordance with the credit agreement. In determining collateral requirements, the value of eligible securities pledged as collateral is subject to discount by BNPPI based upon a variety of factors set forth in the credit agreement.

If the Fund fails to meet certain requirements, or comply with other financial covenants set forth in the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

As of March 31, 2026, the Fund had no outstanding borrowings under the credit agreement. The Fund and BNPPI may agree for the Fund to borrow again under the credit agreement, which borrowed amount may not exceed $150,000,000. During the three-month period ended March 31, 2026, the Fund had an average daily loan balance of $0. As of March 31, 2026, the aggregate value of rehypothecated securities was $0.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).